FRANKLIN RISING DIVIDENDS VIP FUND

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CLASS 1, 2 AND 4

Summary Prospectus	May 1, 2026

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com/fundreportsvip. You can also get this information at no cost by calling 1-888-FRANKLIN or by sending an e-mail request to: prospectus.us.franklintempleton@fisglobal.com. The Fund’s prospectus and statement of additional information, both dated May 1, 2026, as may be amended from time to time, are incorporated by reference into this Summary Prospectus, which means that they are legally a part of this Summary Prospectus. Shares of the insurance funds of Franklin Templeton Variable Insurance Products Trust are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts to serve as the underlying investment vehicles for variable contracts; (2) certain qualified plans; and (3) other mutual funds (fund of funds). This Summary Prospectus is not intended for use by other investors. Please check with your insurance company for availability. Please read this Summary Prospectus together with your variable annuity or variable life insurance product prospectus.

SUMMARY PROSPECTUS

FRANKLIN RISING DIVIDENDS VIP FUND

Investment Goal

Long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 4
Management fees	0.62%	0.62%	0.62%
Distribution and service (12b-1) fees	None	0.25%	0.35%
Other expenses	0.01%	0.01%	0.01%
Acquired fund fees and expenses	0.01%	0.01%	0.01%
Total annual Fund operating expenses[1]	0.64%	0.89%	0.99%

1. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$65	$204	$356	$797
Class 2	$91	$284	$493	$1,096
Class 4	$101	$315	$547	$1,213

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20.75% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of financially sound companies that have paid consistently rising dividends. The Fund invests predominantly in equity securities, mostly common stocks. Companies that have paid consistently rising dividends include those companies that currently pay dividends on their common stocks and have maintained or increased their dividend rate during the last four consecutive years. Under normal market conditions, the Fund invests at least 65% of its net assets in securities of companies that have:

• consistently increased dividends in at least 8 out of the last 10 years and have not decreased dividends during that time;

• increased dividends substantially (at least 100%) over the last 10 years;

• reinvested earnings, paying out less than 65% of current earnings in dividends (except for utility companies); and

• either long-term debt that is no more than 50% of total capitalization (except for utility companies) or senior debt that has been rated investment grade by at least one of the major bond rating organizations.

In addition to the criteria above, the investment manager utilizes a comprehensive suite of valuation tools in seeking investments which trade below the investment manager’s view of intrinsic value.

The Fund typically invests the rest of its assets in equity securities of companies that pay dividends but do not meet all of these criteria. The Fund may invest in companies of any size, across the entire market spectrum. Although the investment manager searches for investments that it believes to meet the criteria across all sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular sectors including, for example, information technology.

The investment manager is a research driven, fundamental investor. As a "bottom-up" investor focusing primarily on individual securities, the investment manager looks for companies that it believes meet the criteria above and are fundamentally sound and attempts to acquire them at attractive prices. In following these criteria, the Fund does not necessarily focus on companies whose securities pay a high dividend rate but rather on companies that consistently increase their dividends.

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SUMMARY PROSPECTUS

The Fund may invest up to 15% of its total assets in foreign securities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. In addition, the value of the Fund’s investments may go up or down due to general market or other conditions that are not specifically related to a particular issuer, such as: real or perceived adverse economic changes, including widespread liquidity issues and defaults in one or more industries; changes in interest, inflation or exchange rates; unexpected natural and man-made world events, such as diseases or disasters; financial, political or social disruptions, including terrorism and war; and U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Ongoing or threatened armed conflicts throughout the world have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Investing Style: The investment manager’s investment selection process focuses on growth oriented companies and incorporates value oriented analysis. Such a strategy results in investments in both growth and value stocks, or in stocks with characteristics of both. Growth stock prices reflect projections of future earnings or revenues and can fall dramatically if the company fails to meet those projections. With respect to value stocks, if other investors fail to recognize the company’s value, or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the Fund's investment manager or may decline even further.

Dividend-Oriented Companies: Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer's stock and less available income for the Fund.

Small and Mid Capitalization Companies: Securities issued by small and mid capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, small and mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by small and mid capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

Focus: To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investments from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Information technology companies: Companies in the information technology sector have historically been volatile due to the rapid pace of product change and development within the sector. For example, their products and services may not prove commercially successful or may become obsolete quickly. In addition, delays in or cancellation of the release of anticipated products or services may also affect the price of an information technology company’s stock. Information technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and tight profit margins. The activities of these companies may also be adversely affected by changes in government regulations, worldwide technological developments or investor perception of a company and/or its products or services. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements.

Management: The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Foreign Securities (non-U.S.): Investing in foreign securities typically involves different risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign

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SUMMARY PROSPECTUS

operations. The risks of investing in foreign securities are typically greater in less developed or emerging market countries.

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

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Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional indexes with characteristics relevant to the Fund. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

Class 2 Annual Total Returns

Best Quarter:	2020, Q2	19.84%
Worst Quarter:	2020, Q1	-20.60%

Average Annual Total Returns

For periods ended December 31, 2025

	1 Year	5 Years	10 Years
Franklin Rising Dividends VIP Fund - Class 1	12.05%	9.77%	12.37%
Franklin Rising Dividends VIP Fund - Class 2	11.80%	9.50%	12.10%
Franklin Rising Dividends VIP Fund - Class 4	11.66%	9.38%	11.98%
Russell 3000® Index (index reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.28%
NASDAQ US Broad Dividend Achievers Index (index reflects no deduction for fees, expenses or taxes)	14.50%	11.95%	12.41%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	17.88%	14.43%	14.82%

No one index is representative of the Fund's portfolio.

Important data provider notices and terms are available at www.franklintempletondatasources.com. Such information is subject to change.

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SUMMARY PROSPECTUS

Investment Manager

Franklin Advisers, Inc. (Advisers or investment manager)

Portfolio Managers

Matthew D. Quinlan
Senior Vice President of Advisers and portfolio manager of the Fund since 2019.

Amritha Kasturirangan, CFA
Portfolio Manager of Advisers and portfolio manager of the Fund since 2019.

Nayan Sheth, CFA*
Portfolio Manager of Advisers and portfolio manager of the Fund since 2019.

*Effective May 31, 2026, Nayan Sheth will step down as a member of the Fund’s portfolio management team.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies’ separate accounts (Insurers) to fund variable annuity or variable life insurance contracts and to qualified plans. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other mutual funds, either as underlying funds in a fund of funds or in other structures. In addition, Fund shares are held by a limited number of Insurers, qualified retirement plans and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, qualified retirement plans or funds of funds could reduce Fund assets, causing total Fund expenses to become higher than the numbers shown in the fees and expenses table above.

The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds are included in those funds' prospectuses. The terms of offering of qualified retirement plans are described in their disclosure documents. Investors should consult the variable contract prospectus, fund of fund prospectus, or plan disclosure documents for more information on fees and expenses imposed by variable insurance contracts, funds of funds or qualified retirement plans, respectively.

Taxes

Because shares of the Fund are generally purchased through variable annuity contracts or variable life insurance contracts, the Fund's distributions (which the Fund expects, based on its investment goals and strategies to consist of ordinary income, capital gains or some combination of both) will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance Companies and Other Financial Intermediaries

The Fund or its distributor (and related companies) may pay broker/dealers or other financial intermediaries (such as banks and insurance companies, or their related companies) for the sale and retention of variable contracts which offer Fund shares and/or for other services. These payments may create a conflict of interest for an intermediary or be a factor in the insurance company’s decision to include the Fund as an investment option in its variable contract. For more information, ask your insurance company or financial advisor, visit your insurance company’s or intermediary’s website, or consult the Contract prospectus or this Fund prospectus.

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SUMMARY PROSPECTUS

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Investment Company Act file #811-05583 © 2026 Franklin Templeton. All rights reserved.	773 PSUM 05/26